UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2009

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NOTTINGHAM ADVISORS INC.
ADDRESS: 500 ESSJAY RD. SUITE 220
                        WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                   Williamsville, NY                11/12/09
-----------------                  -----------------               ------------
[Signature]                          [City, State]                    [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 72

Form 13F Information Table Value Total:              $182667
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
                                         30-Sep-09

                                                                                                                 VOTING AUTHORITY
                                                              VALUE    SHARES/    SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN  CALL DSCRETN  MANAGERS  SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

Abiomed Inc.                      COM              003654100    1099     113191   SH        Sole                  113191
Apple Computer                    COM              037833100    2852      15385   SH        Sole                   15385
Biosensors International Group    COM              G11325100      55     128000   SH        Sole                  128000
Boston Scientific Corp.           COM              101137107     305      28836   SH        Sole                   28836
Cardionet, Inc.                   COM              14159L103     331      49272   SH        Sole                   49272
Conocophillips                    COM              20825C104     902      19980   SH        Sole                   19980
Exxon Mobil Corp.                 COM              30231G102     471       6870   SH        Sole                    6870
General Electric Co.              COM              369604103    1081      65863   SH        Sole                   65863
Heartland Oil & Gas Corp.         COM              42235Q200       0      10000   SH        Sole                   10000
ICO Therapeutics Inc              COM              45107J105      18      33682   SH        Sole                   33682
Johnson & Johnson                 COM              478160104     349       5727   SH        Sole                    5727
M&T Bank Corp.                    COM              55261F104    1037      16648   SH        Sole                   16648
Microsoft Inc.                    COM              594918104     556      21611   SH        Sole                   21611
NMT Medical Inc.                  COM              629294109     211     102225   SH        Sole                  102225
Naturalnano Inc.                  COM              63901A105       1     103400   SH        Sole                  103400
Synergetics USA Inc.              COM              87160G107     132      94271   SH        Sole                   94271
Texas Instruments Inc.            COM              882508104     212       8967   SH        Sole                    8967
Trans1 Inc.                       COM              89385X105    1287     267666   SH        Sole                  267666
Urologix Inc.                     COM              917273104     235     197158   SH        Sole                  197158
DB Commodity Index Tracking Fd                     73935S105    6135     278102   SH        Sole                  278102
Financial Select Sector SPDR                       81369Y605     201      13425   SH        Sole                   13425
PowerShares QQQ Nasdaq 100                         73935A104     215       5095   SH        Sole                    5095
Powershares Global Water Portf                     73935X575    2985     178607   SH        Sole                  178607
S & P Mid-Cap 400 Dep Rcpts                        595635103    8391      66984   SH        Sole                   66984
S&P 500 Dep Receipt                                78462F103     348       3295   SH        Sole                    3295
SPDR FTSE/Macquarie Global Inf                     78463X855    3299      78448   SH        Sole                   78448
SPDR Gold Trust                                    78463V107    5102      51615   SH        Sole                   51615
Vanguard Dividend Appreciation                     921908844    7942     178911   SH        Sole                  178911
Vanguard Emerging Markets ETF                      922042858    5715     148339   SH        Sole                  148339
Vanguard Mid-Cap VIPERS ETF                        922908629    3088      54278   SH        Sole                   54278
WisdomTree International Top 1                     97717W786     223       5300   SH        Sole                    5300
iShares MSCI Canada Index                          464286509    3882     152348   SH        Sole                  152348
iShares MSCI EAFE Index                            464287465   30801     563292   SH        Sole                  563292
iShares MSCI Emerging Markets                      464287234    4864     125008   SH        Sole                  125008
iShares Russell 1000 Growth In                     464287614   21294     459807   SH        Sole                  459807
iShares Russell 1000 Value Ind                     464287598   19410     349798   SH        Sole                  349798
iShares Russell 2000 Growth In                     464287648     443       6776   SH        Sole                    6776
iShares Russell 2000 Value Ind                     464287630     415       7357   SH        Sole                    7357
iShares Russell Midcap Growth                      464287481     649      15263   SH        Sole                   15263
iShares Russell Midcap Value I                     464287473     622      17568   SH        Sole                   17568
iShares S&P 500 Value Index Fd                     464287408     272       5312   SH        Sole                    5312
iShares S&P Europe 350                             464287861     349       9045   SH        Sole                    9045
iShares S&P Global Healthcare                      464287325    8056     166621   SH        Sole                  166621
iShares S&P Global Infrastruct                     464288372     552      16475   SH        Sole                   16475
iShares S&P Midcap 400 Index                       464287507     243       3518   SH        Sole                    3518
iShares S&P Small Cap 600 Inde                     464287804   13044     249214   SH        Sole                  249214
iShares S&P U.S. Preferred Sto                     464288687    3155      86973   SH        Sole                   86973
Aim Intl Small Company Fd Cl A                     008879561     721   49949.88   SH        Sole                49949.88
Aim Real Estate Fund Cl A                          00142C565     954   57936.39   SH        Sole                57936.39
Credit Suisse Commodity Return                     22544R305     695   83126.93   SH        Sole                83126.93
Davis New York Venture Fund A                      239080104    1266   43296.85   SH        Sole                43296.85
Dodge & Cox Intl Stock Fund                        256206103    1042   32966.54   SH        Sole                32966.54
Dreyfus Appreciation Fund Inc.                     261970107     862    26861.2   SH        Sole                 26861.2
Dreyfus Premier Tax Managed Gr                     261978381     259   17030.72   SH        Sole                17030.72
JP Morgan Mid Cap Value Fund C                     339128308     604   33617.58   SH        Sole                33617.58
Janus Advisor Forty Fund                           47102R405    1547    51290.2   SH        Sole                 51290.2
Keeley Small Cap Value Cl. A                       487300501     728   38057.48   SH        Sole                38057.48
Lazard Emerging Markets Portfo                     52106N764     400   22630.25   SH        Sole                22630.25
Longleaf Partners Fund                             543069108    1275   55439.48   SH        Sole                55439.48
MFS Series Tr I - MFS Value Fu                     552983801     455   22841.63   SH        Sole                22841.63
MFS Series Trust I Research                        552983512    1038   75329.14   SH        Sole                75329.14
Neuberger Berman Genesis Adv                       64122m605     509   23761.82   SH        Sole                23761.82
Neuberger Berman Small Cap Gro                     640917803     179   11589.48   SH        Sole                11589.48
Van Kampen Mid Cap Growth Fund                     92113A702     381    17041.8   SH        Sole                 17041.8
Boston Scientific Corp.                            101137107     112      10568   SH        Sole                   10568
Community Bank N.A.                                203607106    5614     307254   SH        Sole                  307254
Converge Global                                    21247K104       0      10000   SH        Sole                   10000
Echo Metrix Inc.                                   27877C106       9      50000   SH        Sole                   50000
Exxon Mobil Corp.                                  30231G102     329       4801   SH        Sole                    4801
General Electric Co.                               369604103     539      32850   SH        Sole                   32850
Goldspring Inc.                                    381536101       5     475000   SH        Sole                  475000
Trans1 Inc.                                        89385X105     312      64886   SH        Sole                   64886
REPORT SUMMARY     72           DATA RECORDS                  182667              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED